SEGMENT DISCLOSURES - Disclosure of detailed information about entity reportable segments, income and expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Segments [Line Items]
Revenue	$ 205,463	$ 210,160
Cost of sales excluding depreciation	140,967	133,456
Depreciation	27,885	25,179
Mine operating earnings	36,611	51,525
Net earnings and comprehensive earnings	6,123	6,201
Guanacevi [Member]
Disclosure Of Segments [Line Items]
Revenue	151,508	156,166
Cost of sales excluding depreciation	101,763	92,840
Depreciation	15,480	14,129
Mine operating earnings	34,265	49,197
Net earnings and comprehensive earnings	23,722	32,151
Bolanitos [Member]
Disclosure Of Segments [Line Items]
Revenue	53,955	53,994
Cost of sales excluding depreciation	39,204	40,616
Depreciation	12,405	11,050
Mine operating earnings	2,346	2,328
Net earnings and comprehensive earnings	1,737	971
Terronera [Member]
Disclosure Of Segments [Line Items]
Revenue	0	0
Cost of sales excluding depreciation	0	0
Depreciation	0	0
Mine operating earnings	0	0
Net earnings and comprehensive earnings	(4,954)	(7,821)
Exploration [Member]
Disclosure Of Segments [Line Items]
Revenue	0	0
Cost of sales excluding depreciation	0	0
Depreciation	0	0
Mine operating earnings	0	0
Net earnings and comprehensive earnings	(11,078)	(9,329)
Corporate [Member]
Disclosure Of Segments [Line Items]
Revenue	0	0
Cost of sales excluding depreciation	0	0
Depreciation	0	0
Mine operating earnings	0	0
Net earnings and comprehensive earnings	(3,304)	(9,191)
El Compas [Member]
Disclosure Of Segments [Line Items]
Revenue	0	0
Cost of sales excluding depreciation	0	0
Depreciation	0	0
Mine operating earnings	0	0
Net earnings and comprehensive earnings	$ 0	$ (580)